Property and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of changes in property, plant and equipment

	Furniture and fixtures	Computer equipment	Leasehold improvements	Production equipment	Total

Cost
Balance, January 1, 2021	$183,094	$183,877	$87,207	$45,934	$500,112
Mergers and Acquisitions (Note 5)	3,717	4,856	-	-	8,573
Additions	-	3,398	-	-	3,398
Effect of movement in exchange rates	(566)	(1,038)	(288)	(195)	(2,087)
Balance, December 31, 2021	$186,245	$191,093	$86,919	$45,739	$509,996
Additions	514	10,764	-	-	11,278
Effect of movement in exchange rates	8,729	10,706	4,625	3,125	27,185
Balance, December 31, 2022	$195,488	$212,563	$91,544	$48,864	$548,459

Accumulated depreciation
Balance, January 1, 2021	$34,085	$78,848	$24,558	$7,771	$145,262
Depreciation	33,712	52,812	17,053	12,808	116,385
Effect of movement in exchange rates	148	32	68	113	361
Balance, December 31, 2021	$67,945	$131,692	$41,679	$20,692	$262,008
Depreciation	30,645	28,412	17,558	12,419	89,034
Effect of movement in exchange rates	3,931	8,169	2,779	1,917	16,796
Balance, December 31, 2022	$102,521	$168,273	$62,016	$35,028	$367,838

Net book value
Balance, December 31, 2021	$118,300	$59,401	$45,240	$25,047	$247,988
Balance, December 31, 2022	$92,967	$44,290	$29,528	$13,836	$180,621